EQUITY (Details Narrative)					3 Months Ended			12 Months Ended				24 Months Ended
	Mar. 29, 2022 USD ($) $ / shares shares	Nov. 04, 2021 USD ($) $ / shares shares	Nov. 04, 2021 CAD ($) shares	Nov. 04, 2021 USD ($) $ / shares	Dec. 31, 2022 USD ($) $ / shares shares		Dec. 31, 2021 USD ($)	Sep. 30, 2022 USD ($) $ / shares shares		Sep. 30, 2022 CAD ($) shares	Sep. 30, 2021 USD ($) $ / shares shares	Sep. 30, 2023 USD ($)	Sep. 30, 2022 $ / shares	Nov. 04, 2021 $ / shares
Subsidiary, Sale of Stock [Line Items]
Common stock, shares authorized					Unlimited			Unlimited		Unlimited	Unlimited
Common stock, par value | $ / shares					$ 0			$ 0			$ 0
Common stock, shares outstanding | shares					1,932,604	[1]		1,932,604	[1]		1,103,010
Warrants issued							$ (14,307)	$ (1,059,197)
Risk free interest rate							1.50%	1.50%		1.50%
Expected life							10 years	10 years		10 years
Volatility rate							96.56%	96.56%		96.56%
Dividend rate					(0.00%)			0.00%		0.00%
Issuance costs							$ 22,978	$ 1,067,868
Fair value of common stock value											54,958
Fair value of common stock issued for acquisitions											2,468,750
Percentage issued and outstanding for common stock					10.00%			10.00%
Vested term					10 years			10 years		10 years
Aggregate intrinsic value of options outstanding and exercisable
Exercise price range, minimum | $ / shares					$ 2.22			$ 2.19
Exercise price range, maximum | $ / shares					$ 22.20			$ 21.90
Weighted average remaining contractual life					7 years 5 months 15 days			7 years 8 months 19 days		7 years 8 months 19 days
Option granted | shares					55,000			55,000		55,000	0
Share-based payment expense					$ 175		607,325	$ 546,335			$ 2,870
Warrant liability					(23,334)		(102,550)	(178,509)
Gain on fair value adjustment of warrants					$ 23,334		$ 102,550	$ 178,509				$ 178,509
Common stock, shares issued | shares					1,932,604	[1]		1,932,604	[1]		1,103,010
Service Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock shares | shares											19,271
Fair value of common stock value											$ 54,958
Property Acquisition Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of common stock issued for acquisitions, shares | shares											416,666
Fair value of common stock issued for acquisitions											$ 2,468,750
Think Equity LLC [Member]
Subsidiary, Sale of Stock [Line Items]
Other expenses								$ 131,560
Cash commission								$ 754,058
Broker warrants, shares | shares								78,548
Broker warrants								$ 858,429
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Risk free interest rate				0.98%	0.98%
Expected life				2 years	2 years
Volatility rate				153.02%	153.02%
Dividend rate				0.00%	0.00%
Non Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares		44,117	44,117					44,117		44,117
Sale of stock price per share | (per share)		$ 12.96		$ 12.96				$ 12.96					$ 16.20	$ 16.20
Common stock, gross proceeds		$ 571,760	$ 714,700					$ 571,760		$ 714,700
Exercise price | (per share)								$ 25.80					$ 32.40
Proceeds from allocated warrants								$ 202,009
Warrants and rights outstanding								$ 34,733
Risk free interest rate								0.98%		0.98%
Expected life								2 years		2 years
Volatility rate								153.02%		153.02%
Dividend rate								0.00%		0.00%
Other expenses								$ 800
Issuance costs								$ 8,671
Non Brokered Private Placement [Member] | Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares								2,680		2,680
Warrants issued								$ 24,543
Brokered Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Stock shares new issue | shares	785,477							785,477		785,477
Sale of stock price per share | $ / shares	$ 9.60							$ 9.60
Common stock, gross proceeds	$ 7,540,580							$ 7,540,580
Exercise price | $ / shares								$ 12.60
Proceeds from allocated warrants								$ 607,170
Risk free interest rate								2.45%		2.45%
Expected life								5 years		5 years
Volatility rate								134.66%		134.66%
Dividend rate								0.00%		0.00%
Other expenses								$ 159,271
Warrants term								5 years
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Number of shares issued with private placement | shares								22,059
Warrant liability				$ 202,009	$ 202,009

[1]	The number of shares has been restated to reflect the 60:1 reverse stock split (Note 1)